Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Fair Value Measurements

Note 10 – Fair Value Measurements

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

•	Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

•	Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements: The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. At September 30, 2014, the fair value of the Company’s long-term debt, including the current portion was determined to be approximately equal to its carrying value.

Nonrecurring Fair Value Measurements: During the nine months ended September 30, 2014, the Company did not have any assets or liabilities recorded using nonrecurring fair value measurements.

Note 17 – Fair Value Measurements

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

•	Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

•	Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements: The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. At December 31, 2013 and 2012, the fair value of the Company’s long-term debt approximated its fair value. The fair value of the Company’s debt was valued using significant unobservable inputs (Level 3) including discounted cash flow calculations based upon current market rates for similar types of borrowings with maturities consistent with those remaining for the debt being valued.

Nonrecurring Fair Value Measurements:

Reverse Acquisition – During 2013, the Company completed the Foundation reverse acquisition; see Note 4 – Reverse Acquisition for additional information. The assets acquired and liabilities assumed in the reverse acquisition were recorded at their fair values on the date of acquisition.

El Paso Real Estate Transaction – On August 30, 2013, the Company, entered into an Agreement of Sale and Purchase (“Purchase Sale Agreement” or “PSA”) with HCRI Texas Properties, Ltd. (“Seller”) and HC REIT and an Agreement in Connection with Assignment and Assumption of PSA (“Assignment Agreement”) with DOC-FSH El Paso Medical Center, LLC (“DOC”) to acquire from Seller the real property occupied and certain personal property used by the Company’s subsidiary East El Paso Physicians’ Medical Center, LLC (“EEPPMC”); see Note 16 – Gains and Other Item for additional information. The assets acquired as a result of the El Paso Real Estate Transaction were recorded at their fair market value on the date of the transaction.

Business Acquisitions – During 2012, the Company acquired El Paso and the Imaging Centers; see Note 5 – Acquisitions for additional information. The assets acquired and liabilities assumed in the El Paso and Imaging Centers transactions were recorded at their respective fair values on the date of the acquisition.

Goodwill Impairment – On July 22, 2013, the Company determined that an impairment indicator existed related to the Company’s sleep diagnostic business. As a result, the Company tested goodwill associated with the sleep diagnostic business for impairment. The impairment test resulted in an impairment charge of $21.9 million.

For the reverse acquisition, business acquisitions and goodwill impairment, the nonrecurring fair value measurements were developed using significant unobservable inputs (Level 3) using discounted cash flow calculations based upon the Company’s weighted average cost of capital and third-party valuation services. For the El Paso Real Estate Transaction, a portion of the fair value measurements were developed using significant other observable inputs (Level 2). The primary valuation technique used was an income methodology based on estimates of forecasted cash flows for each business unit, with those cash flows discounted to present value using rates commensurate with the risks of those cash flows. Assumptions used were similar to those that would be used by market participants performing valuations of these business units and were based on analysis of current and expected future economic conditions and the updated strategic plan for each business unit.

The fair value measurements for the Company’s assets measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012 follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
December 31, 2013:
Foundation reverse acquisition:
Assets	$7,475,459	$—	$—	$7,475,459	$(21,864,781)
Liabilities	(15,401,366)	—	—	(15,401,366)	—
El Paso Real Estate Transaction	3,024,550	—	2,573,633	450,917	3,958,122

					$(17,906,659)

December 31, 2012:
El Paso acquisition:
Assets	$17,768,932	$—	$—	$17,768,932	$—
Liabilities	(17,768,932)	—	—	(17,768,932)	—
Imaging Centers acquisition:
Assets	917,487	—	—	917,487	—
Liabilities	(608,439)	—	—	(608,439)	—